Offerings	May 22, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0000078125 per share
Maximum Aggregate Offering Price	$ 11,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,588.15
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the "Securities Act") based on the estimate of the proposed maximum aggregate offering price. Includes the shares that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter's Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying Underwriter's Warrants
Maximum Aggregate Offering Price	$ 552,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 76.23
Offering Note	Estimated for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act. The proposed maximum offering price of the Ordinary Shares issuable upon exercise of warrants to purchase Ordinary Shares issuable to the representative of the several underwriters is $1,380,000, which is equal to 120% of $1,150,000 (which is 4.0% of the proposed maximum aggregate offering price of $28,750,000).
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0000078125 per share
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 2,382.23
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act of 1933, as amended (the "Securities Act") based on the estimate of the proposed maximum aggregate offering price. Includes the shares that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative Warrants
Amount of Registration Fee	$ 0.00
Offering Note	No separate registration fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying Representative Warrants
Maximum Aggregate Offering Price	$ 828,000.00
Amount of Registration Fee	$ 114.35
Offering Note	Estimated for the purpose of calculating the amount of the registration fee in accordance with Rules 457(o) under the Securities Act. The proposed maximum offering price of the Ordinary Shares issuable upon exercise of warrants to purchase Ordinary Shares issuable to the representative of the several underwriters is $1,380,000, which is equal to 120% of $1,150,000 (which is 4.0% of the proposed maximum aggregate offering price of $28,750,000).